Quarterly Report
February 28, 2021
MFS®  Growth Allocation Fund
GRO-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 19.8%
MFS Emerging Markets Debt Fund - Class R6	11,994,157	$178,952,828
MFS Emerging Markets Debt Local Currency Fund - Class R6	17,703,774	117,553,061
MFS Global Bond Fund - Class R6	12,621,254	119,018,424
MFS High Income Fund - Class R6	88,436,977	303,338,831
MFS Inflation-Adjusted Bond Fund - Class R6	26,830,559	299,160,726
MFS Total Return Bond Fund - Class R6	15,882,426	179,947,885
		$1,197,971,755
International Stock Funds – 19.5%
MFS Emerging Markets Equity Fund - Class R6	1,413,633	$59,542,227
MFS International Growth Fund - Class R6	6,993,049	294,337,447
MFS International Intrinsic Value Fund - Class R6	5,850,807	291,077,662
MFS International New Discovery Fund - Class R6	3,169,654	117,372,266
MFS Research International Fund - Class R6	18,965,595	416,294,812
		$1,178,624,414
Specialty Funds – 8.3%
MFS Commodity Strategy Fund - Class R6	44,092,886	$253,093,165
MFS Global Real Estate Fund - Class R6	13,677,798	247,294,582
		$500,387,747
U.S. Stock Funds – 52.2%
MFS Growth Fund - Class R6	4,117,990	$664,931,922
MFS Mid Cap Growth Fund - Class R6	17,805,620	530,785,519
MFS Mid Cap Value Fund - Class R6	19,972,815	557,441,275
MFS New Discovery Fund - Class R6	2,721,916	120,254,236
MFS New Discovery Value Fund - Class R6	6,790,735	127,326,279
MFS Research Fund - Class R6	9,428,240	485,177,241
MFS Value Fund - Class R6	14,614,500	668,174,956
		$3,154,091,428
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.07% (v)	7,441,976	$7,441,976
Total Investment Companies		$6,038,517,320

Other Assets, Less Liabilities – 0.1%		3,938,874
Net Assets – 100.0%		$6,042,456,194
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $6,038,517,320.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,038,517,320	$—	$—	$6,038,517,320
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$175,933,286	$26,223,329	$17,980,251	$(16,204,058)	$85,120,859	$253,093,165
MFS Emerging Markets Debt Fund	141,568,155	29,165,103	526,527	(11,075)	8,757,172	178,952,828
MFS Emerging Markets Debt Local Currency Fund	95,931,094	15,697,214	32,959	(6,770)	5,964,482	117,553,061
MFS Emerging Markets Equity Fund	46,969,701	805,381	7,398,456	698,189	18,467,412	59,542,227
MFS Global Bond Fund	90,265,356	26,000,715	469,805	(47,221)	3,269,379	119,018,424
MFS Global Real Estate Fund	189,462,950	18,595,042	2,871,334	(80,377)	42,188,301	247,294,582
MFS Growth Fund	560,267,252	54,985,439	52,618,613	29,801,380	72,496,464	664,931,922
MFS High Income Fund	238,105,939	52,241,172	903,771	(55,375)	13,950,866	303,338,831
MFS Inflation-Adjusted Bond Fund	237,077,495	58,068,857	1,634,220	1,406	5,647,188	299,160,726
MFS Institutional Money Market Portfolio	10,710,743	135,939,388	139,207,292	(227)	(636)	7,441,976
MFS International Growth Fund	243,949,580	5,387,191	13,612,131	3,257,638	55,355,169	294,337,447
MFS International Intrinsic Value Fund	246,627,979	22,949,210	6,115,991	1,924,011	25,692,453	291,077,662
MFS International New Discovery Fund	102,117,400	6,337,520	8,077,431	43,542	16,951,235	117,372,266
MFS Mid Cap Growth Fund	475,689,267	7,611,485	70,906,488	44,177,654	74,213,601	530,785,519
MFS Mid Cap Value Fund	453,444,816	13,356,433	57,952,200	14,478,347	134,113,879	557,441,275
MFS New Discovery Fund	109,396,810	11,105,991	34,400,696	7,714,415	26,437,716	120,254,236
MFS New Discovery Value Fund	102,589,068	5,260,806	23,338,912	6,011,837	36,803,480	127,326,279
MFS Research Fund	404,211,077	30,181,851	13,918,866	2,011,922	62,691,257	485,177,241
MFS Research International Fund	342,285,426	9,141,211	16,811,711	1,239,382	80,440,504	416,294,812
MFS Total Return Bond Fund	136,634,599	43,609,573	662,504	(4,573)	370,790	179,947,885
MFS Value Fund	538,476,956	44,414,970	17,601,933	430,989	102,453,974	668,174,956
	$4,941,714,949	$617,077,881	$487,042,091	$95,381,036	$871,385,545	$6,038,517,320
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$2,169,112	$—
MFS Emerging Markets Debt Fund	5,121,714	—
MFS Emerging Markets Debt Local Currency Fund	3,444,001	—
MFS Emerging Markets Equity Fund	490,580	—
MFS Global Bond Fund	2,856,198	666,659
MFS Global Real Estate Fund	2,469,105	—
MFS Growth Fund	—	22,334,512
MFS High Income Fund	9,756,887	—
MFS Inflation-Adjusted Bond Fund	2,946,201	—
MFS Institutional Money Market Portfolio	7,152	—
MFS International Growth Fund	2,389,879	—
MFS International Intrinsic Value Fund	2,202,153	13,658,303
MFS International New Discovery Fund	581,415	4,126,353
MFS Mid Cap Growth Fund	—	4,294,715
MFS Mid Cap Value Fund	6,206,883	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS New Discovery Fund	$4,580,195	$6,403,681
MFS New Discovery Value Fund	1,299,419	1,236,663
MFS Research Fund	4,520,081	20,059,220
MFS Research International Fund	4,346,463	—
MFS Total Return Bond Fund	3,599,776	206,710
MFS Value Fund	8,090,530	6,759,936
	$67,077,744	$79,746,752
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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